INVENTORIES (Details) - USD ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Merchandise	[1]	$ 2,571	$ 2,454
Raw materials		383	404
Finished goods		367	372
Inventories		$ 3,321	$ 3,230

[1]	Includes biological assets of $ 6 -million ( 2016 – $ 17 -million) measured at FVLCD, a Level 3 measurement